Borrowing Arrangements - Loan and Security Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	May 01, 2022	Jan. 20, 2022	Oct. 13, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Aug. 25, 2022	Jan. 11, 2022	Oct. 31, 2021	Jun. 30, 2021	Jun. 23, 2021
TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity											$ 150,000		$ 50
Extinguishment of debt amount			$ 6,000
Loss on debt extinguishment				$ 38,939		$ 319
Noncash reduction in debt				39,397		6,000
Noncash increase in debt				$ 39,397		6,000
Stated percentage				8.95%
Interest expense				$ 6,902	$ 2,069	3,686	$ 630
Aggregate principal amount								$ 700
TEMPO AUTOMATION INC | Scenario commitment fee payable before first anniversary of such borrowing but on or before second anniversary of such borrowing
Borrowing Arrangements
Debt instrument, increase decrease in lender's minimum return				1.20
TEMPO AUTOMATION INC | Scenario commitment fee payable after first anniversary of such borrowing but on or before second anniversary of such borrowing
Borrowing Arrangements
Debt instrument, increase decrease in lender's minimum return				1.30
TEMPO AUTOMATION INC | Scenario commitment fee payable before first anniversary of such borrowing but on third anniversary of such borrowing
Borrowing Arrangements
Debt instrument, increase decrease in lender's minimum return				1.40
Loan and Security Agreement | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity			150,000								150,000
Extinguishment of debt amount			6,000
Loss on debt extinguishment			300
Noncash reduction in debt			6,000
Noncash increase in debt			14,000			$ 14,000
Debt to same lender group treated as modification			14,000
Stated percentage				10.00%
Interest expense	$ 300
Loan and Security Agreement | TEMPO AUTOMATION INC | Scenario Before The Occurrence Of The Public Trading Trigger
Borrowing Arrangements
Stated percentage				10.50%		10.50%
Rate in addition to prime				7.25%		7.25%
Loan and Security Agreement | TEMPO AUTOMATION INC | Scenario After The Occurrence Of The Public Trading Trigger
Borrowing Arrangements
Stated percentage				9.50%		9.50%
Rate in addition to prime				6.25%		6.25%
Loan and Security Agreement | August 2022 Bridge Note Agreement | TEMPO AUTOMATION INC
Borrowing Arrangements
Aggregate principal amount				$ 13,100					$ 3,600
Loan and Security Agreement | Series C preferred stock | TEMPO AUTOMATION INC
Borrowing Arrangements
Warrant excise price per share		$ 2.82
Loan and Security Agreement, Tranche 1
Borrowing Arrangements
Maximum borrowing capacity										$ 30,000
Loan and Security Agreement, Tranche 1 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity			20,000							30,000		$ 20,000
Stated percentage				2.00%
Convertible debt				$ 30,000						20,000
Borrowing capacity										10,000
Borrowed debt											20,000
Loan and Security Agreement, Tranche 2
Borrowing Arrangements
Maximum borrowing capacity										10,000
Loan and Security Agreement, Tranche 2 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity			20,000									20,000
Convertible debt				$ 10,000						20,000
Borrowed debt											20,000
Loan and Security Agreement, Tranche 3 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity			40,000									40,000
Borrowed debt											40,000
Loan and Security Agreement, Tranche 4 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity			$ 70,000									$ 70,000
Borrowed debt											$ 70,000
Amendment Expanded Tranche 1 | TEMPO AUTOMATION INC
Borrowing Arrangements
Convertible debt										$ 10,000